7. SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2016
Shareholders Equity
SHAREHOLDERS’ EQUITY

The Company has 500,000,000 authorized shares of common stock with a par value of $0.0001 per share. As of December 31, 2016 and 2015, there were 500,000,000 shares outstanding, respectively. The Company has a subscription receivable due of $50,000 at December 31, 2016 and 2015, respectively, for the par value of these shares.

On September 25, 2015, the Company sold 16.45% of its interest in SeD Maryland Development, LLC for $2,500,000. This amount is included in non-controlling interest on the consolidated balance sheets.

Effective September 30, 2015, the Company entered into a non-interest bearing note with a related party (see Note 6), for which interest was imputed. Imputed interest recorded to additional paid in capital for the years ended December 31, 2016 and 2015 was $622,431 and $963,681, respectively.

As discussed in Note 6, on December 31, 2016, $26,913,525 of related party notes payable was forgiven and recorded as additional paid in capital.